Long-Term Debt (Schedule Of Long-Term Debt) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total debt	$ 20,484,779	$ 20,484,213	$ 20,747,097
Less: current portion	3,232	453,734	381,728
Total long-term debt	20,481,547	20,030,479	20,365,369
Senior Secured Credit Facilities [Member]
Debt Instrument [Line Items]
Total debt	7,231,222	8,225,754
Receivables Based Facility Due 2017 [Member]
Debt Instrument [Line Items]
Total debt	0	247,000	0
9.0% Priority Guarantee Notes Due 2019 [Member]
Debt Instrument [Line Items]
Total debt	1,999,815	1,999,815	1,999,815
Latest maturity date		2019
9.0% Priority Guarantee Notes Due 2021 [Member]
Debt Instrument [Line Items]
Total debt	1,750,000	1,750,000	1,750,000
Latest maturity date		2021
11.25% Priority Guarantee Notes Due 2021 [Member]
Debt Instrument [Line Items]
Total debt	575,000	575,000	0
Latest maturity date		2021
9% Priority Guarantee Notes Due 2022 [Member]
Debt Instrument [Line Items]
Total debt	1,000,000
Stated interest rate	9.00%
Other secured subsidiary long-term debt [Member]
Debt Instrument [Line Items]
Total debt	18,654	21,124
Senior Cash Pay Notes Due 2016 [Member]
Debt Instrument [Line Items]
Total debt	0	94,304	796,250
Stated interest rate	10.75%	10.75%
Earliest maturity date	2016	2016	2016
Latest maturity date	2016	2016	2016
Senior Toggle Notes Due 2016 [Member]
Debt Instrument [Line Items]
Total debt	0	127,941	829,831
Stated interest rate	11.00%	11.00%
Earliest maturity date	2015	2015	2015
Latest maturity date	2016	2016	2016
Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Total debt	1,661,697	1,404,202	0
Stated interest rate	14.00%	14.00%
Earliest maturity date	2018	2018	2018
Latest maturity date	2021	2021	2021
iHeart Senior Notes [Member]
Debt Instrument [Line Items]
Total debt	725,000	1,436,455
Earliest maturity date	2016	2016
Latest maturity date	2027	2027
Senior Notes 2018 [Member]
Debt Instrument [Line Items]
Total long-term debt	850,000
Stated interest rate	10.00%
Earliest maturity date	2018
Latest maturity date	2018
Subsidiary Senior Notes Due 2022 [Member]
Debt Instrument [Line Items]
Total debt	2,725,000	2,725,000
Earliest maturity date	2022	2022
Latest maturity date	2022	2022
Subsidiary Senior Subordinated Notes Due 2020 [Member]
Debt Instrument [Line Items]
Total debt	2,200,000	2,200,000
Earliest maturity date	2020	2020
Latest maturity date	2020	2020
Other subsidiary debt due 2014 [Member]
Debt Instrument [Line Items]
Total debt	419	10
Purchase Accounting Adjustments And Original Issue Discount [Member]
Debt Instrument [Line Items]
Total debt	(252,028)	(322,392)	(408,921)
Subsidiary Senior Revolving Credit Facility Due 2018 [Member]
Debt Instrument [Line Items]
Total debt		0	0
Senior Notes 575 Due 2013 [Member]
Debt Instrument [Line Items]
Total debt		0	312,109
Stated interest rate		5.75%	5.75%
Earliest maturity date		2013	2013
Latest maturity date		2013	2013
Senior Notes 55 Due 2014 [Member]
Debt Instrument [Line Items]
Total debt		461,455	461,455
Stated interest rate		5.50%	5.50%
Earliest maturity date		2014	2014
Latest maturity date		2014	2014
Senior Notes 49 Due 2015 [Member]
Debt Instrument [Line Items]
Total debt		250,000	250,000
Stated interest rate		4.90%	4.90%
Earliest maturity date		2015	2015
Latest maturity date		2015	2015
Senior Notes 55 Due 2016 [Member]
Debt Instrument [Line Items]
Total debt		250,000	250,000
Stated interest rate		5.50%	5.50%
Earliest maturity date		2016	2016
Latest maturity date		2016	2016
Senior Debentures 6875 Due 2018 [Member]
Debt Instrument [Line Items]
Total debt		175,000	175,000
Stated interest rate		6.875%	6.875%
Earliest maturity date		2018	2018
Latest maturity date		2018	2018
Senior Debentures 725 Due 2027 [Member]
Debt Instrument [Line Items]
Total debt		300,000	300,000
Stated interest rate		7.25%	7.25%
Earliest maturity date		2027	2027
Latest maturity date		2027	2027
6.5% Series A Senior Notes Due 2022 [Member]
Debt Instrument [Line Items]
Total debt		735,750	735,750
Stated interest rate		6.50%	6.50%
Earliest maturity date		2022	2022
Latest maturity date		2022	2022
6.5% Series B Senior Notes Due 2022 [Member]
Debt Instrument [Line Items]
Total debt		1,989,250	1,989,250
Stated interest rate		6.50%	6.50%
Earliest maturity date		2022	2022
Latest maturity date		2022	2022
7.625% Series A Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Total debt		275,000	275,000
Stated interest rate		7.625%	7.625%
Earliest maturity date		2020	2020
Latest maturity date		2020	2020
7.625% Series B Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Total debt		1,925,000	1,925,000
Stated interest rate		7.625%	7.625%
Earliest maturity date		2020	2020
Latest maturity date		2020	2020
Other Clear Channel Subsidiary Debt [Member]
Debt Instrument [Line Items]
Total debt		10	5,586
Total Consolidated Secured Debt [Member]
Debt Instrument [Line Items]
Total debt	12,574,691	12,818,693	12,850,787
Total Consolidated Secured Debt [Member] | Senior Secured Credit Facilities [Member]
Debt Instrument [Line Items]
Earliest maturity date	2014	2014
Latest maturity date	2019	2019
Total Consolidated Secured Debt [Member] | Receivables Based Facility Due 2017 [Member]
Debt Instrument [Line Items]
Earliest maturity date	2017	2017	2017
Latest maturity date	2017	2017	2017
Total Consolidated Secured Debt [Member] | 9.0% Priority Guarantee Notes Due 2019 [Member]
Debt Instrument [Line Items]
Stated interest rate	9.00%	9.00%	9.00%
Earliest maturity date	2019	2019	2019
Latest maturity date	2019	2019	2019
Total Consolidated Secured Debt [Member] | 9.0% Priority Guarantee Notes Due 2021 [Member]
Debt Instrument [Line Items]
Stated interest rate	9.00%	9.00%	9.00%
Earliest maturity date	2021	2021	2021
Latest maturity date	2021	2021	2021
Total Consolidated Secured Debt [Member] | 11.25% Priority Guarantee Notes Due 2021 [Member]
Debt Instrument [Line Items]
Stated interest rate	11.25%	11.25%	11.25%
Earliest maturity date	2021	2021	2021
Latest maturity date	2021	2021	2021
Total Consolidated Secured Debt [Member] | 9% Priority Guarantee Notes Due 2022 [Member]
Debt Instrument [Line Items]
Stated interest rate	9.00%	9.00%
Earliest maturity date	2022	2022
Latest maturity date	2022	2022
Total Consolidated Secured Debt [Member] | Other secured subsidiary long-term debt [Member]
Debt Instrument [Line Items]
Total debt		21,124	25,507
Earliest maturity date	2014	2014
Latest maturity date	2025	2025
Total Consolidated Secured Debt [Member] | Term Loan A Facility Due 2014 [Member]
Debt Instrument [Line Items]
Total debt		0	846,890
Latest maturity date		2014	2014
Total Consolidated Secured Debt [Member] | Term Loan B Facility Due 2016 [Member]
Debt Instrument [Line Items]
Total debt		1,890,978	7,714,843
Earliest maturity date		2016	2016
Latest maturity date		2016	2016
Total Consolidated Secured Debt [Member] | Term Loan C Asset Sale Facility Due 2016 [Member]
Debt Instrument [Line Items]
Total debt		34,776	513,732
Earliest maturity date		2016	2016
Latest maturity date		2016	2016
Total Consolidated Secured Debt [Member] | Term LoanD Facility Due 2019 [Member]
Debt Instrument [Line Items]
Total debt		5,000,000	0
Earliest maturity date		2019	2019
Latest maturity date		2019	2019
Total Consolidated Secured Debt [Member] | Term LoanE Facility Due 2019 [Member]
Debt Instrument [Line Items]
Total debt		$ 1,300,000	$ 0
Earliest maturity date		2019	2019
Latest maturity date		2019	2019
Total Consolidated Secured Debt [Member] | Subsidiary Senior Revolving Credit Facility Due 2018 [Member]
Debt Instrument [Line Items]
Earliest maturity date		2018	2018
Latest maturity date		2018	2018